Note 6 - Balances Associated with Equity Method Investees (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Equity Method Investee [Member]
Accounts receivable	¥ 124,923	¥ 367,741
Accounts payable	46,658	48,788
Revenues	666,554	956,887	¥ 538,288
Costs and expenses	502,340	460,463	451,342
Revenues	140,648,008	123,050,115	114,272,351
Costs and expenses	¥ 134,507,654	¥ 117,974,877	¥ 108,549,039